Financial liabilities - Conditional advances (Details) - EUR (€) € in Thousands	1 Months Ended									12 Months Ended			25 Months Ended	27 Months Ended	31 Months Ended	73 Months Ended	109 Months Ended
	Jun. 30, 2024	Dec. 31, 2019	Nov. 30, 2019	Aug. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2016	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2019	Nov. 30, 2019	Jun. 30, 2016	Dec. 31, 2022	Dec. 31, 2022	Jun. 02, 2017	Dec. 16, 2016	Dec. 16, 2013
Disclosure of detailed information about borrowings [line items]
Conditional advances										€ 0	€ 6,771	€ 6,783				€ 6,783	€ 6,783
Income from government grants										4,140	81	29
RNP-VIR conditional advance
Disclosure of detailed information about borrowings [line items]
Maximum drawdown capacity																			€ 6,300
Proceeds from conditional advances			€ 1,930	€ 346		€ 1,756								€ 4,032		4,032
Excess conditional advances claimed	€ 1,241
Percentage of conditional advances waived	60.00%
Conditional advances	€ 2,945									0	4,232	4,171				4,171	4,171
Income from government grants	1,872
CARENA conditional advance
Disclosure of detailed information about borrowings [line items]
Maximum drawdown capacity																				€ 3,840
Proceeds from conditional advances	€ 1,068						€ 29	€ 1,008	€ 1,150						€ 2,187		2,187
Percentage of conditional advances waived	60.00%
Conditional advances	€ 3,255									0	2,485	2,454				2,454	2,454
Income from government grants	€ 2,251
Ebola conditional advance
Disclosure of detailed information about borrowings [line items]
Maximum drawdown capacity																		€ 390
Proceeds from conditional advances		€ 90			€ 300								€ 390
Conditional advances										€ 0	€ 55	€ 158				€ 158	€ 158